RELATED PARTY TRANSACTIONS - Schedule of related party transactions - additional disclosures (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	¥ 137,047	$ 18,775	¥ 158,832
Operating lease liabilities	127,013	17,400
Xiaomi Group
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	83,457	11,434	115,622
Operating lease liabilities	¥ 91,841	$ 12,582	¥ 132,146